Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value Measurements

As of December 31, 2025 and June 30, 2026, the carrying values of current assets and current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments, except for the following.

Fair Value Measurements as of December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair value at December 31, 2025
	RMB	RMB	RMB	RMB
Cryptocurrencies	768,555,420	—	—	768,555,420
Receivable for cryptocurrencies collateral	20,387,316	—	—	20,387,316
Short-term investments	22,339,045	3,875,947	—	26,214,992
Borrowings denominated in cryptocurrencies	11,948,960	—	—	11,948,960

Fair Value Measurements as of June 30, 2026
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair value at June 30, 2026
	RMB	RMB	RMB	RMB
Cryptocurrencies	368,767,278	—	—	368,767,278
Cryptocurrencies restricted	24,593,343	—	—	24,593,343
Short-term investments	3,718,561	—	—	3,718,561
Derivative assets	—	—	41,704,830	41,704,830
Borrowings denominated in cryptocurrencies	17,708,340	—	—	17,708,340

Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:
Machinery and electronic equipment	3 to 10 years
Office furniture	5 years
Transportation equipment	4 years
Buildings and facilities attached to buildings	20 years

Schedule of Estimated Useful Lives of Intangible Assets	The Company amortizes its franchise right and land use right on a straight-line basis over the contractual term. The estimated useful lives are as follows:
Franchise right	2 years
Land use right	50 years

Schedule of Net Revenues	The following table summarizes the net revenues generated from different revenue streams:

	For the six months ended June 30,
	2025	2026
	(Unaudited) RMB	(Unaudited) RMB
Product sales revenue	7,931,032	2,430,928
Service revenue	352,341	347,450
Net revenues	8,283,373	2,778,378

Schedule of Net Revenues By Geographical Location of Customers

For the six months ended June 30, 2025 and 2026, the Company’s net revenues by geographical location of customers are as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
	RMB	RMB
PRC	5,462,221	2,454,426
The United States	946,288	23,554
Hong Kong	1,249,900	—
The United Kingdom	—	168,352
Others	624,964	132,046
Net revenues	8,283,373	2,778,378